Joint operations - Additional Information (Details) - USD ($) $ in Millions					1 Months Ended		12 Months Ended
	Nov. 22, 2019	Oct. 21, 2019	Oct. 20, 2019	Jul. 17, 2019	Jul. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Nov. 13, 2019
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation							98.00%
Strategic Alliance with Occidental Petroleum Corp [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation					49.00%
Percentage of advance payment for acquiring interest in joint operation								50.00%
Percentage of deferred payment to be paid over time in joint operation								50.00%
Cash transfer							$ 1,500
Strategic Alliance with Occidental Petroleum Corp [Member] | Occidental Petroleum Corp [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation					51.00%
Acquisition 30% Sul De Gato Do Mato Discovery [Member] | Shell [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		50.00%	80.00%
Remaining proportion of ownership interest in joint operation		20.00%
Acquisition 30% Sul De Gato Do Mato Discovery [Member] | Ecopetrol Oleo e Gas do Brasil Ltda. [Member]
Disclosure of joint operations [line items]
Agreement amount on acquisition of interest		$ 105
Remaining proportion of ownership interest in joint operation		30.00%
Agreement for the Acquisition of 10% In Saturn Block [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation						10.00%
Agreement for the Acquisition of 10% In Saturn Block [Member] | Shell and Chevron [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation				45.00%
Agreement for the Acquisition of 10% In Saturn Block [Member] | Ecopetrol Oleo e Gas do Brasil Ltda. [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation				10.00%
Cash transfer				$ 85
Stake in Guajira Association [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	57.00%
Stake in Guajira Association [Member] | Chevron [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	43.00%
Percentage of ownership interest acquired by Hocol	43.00%